Allowance for Probable Loan Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 12,675	$ 23,900
Loans Individually Evaluated for Impairment, Allowance	365	772
Loans Collectively Evaluated for Impairment, Recorded Investment	6,882,271	6,537,389
Loans Collectively Evaluated for Impairment, Allowance	59,913	60,612
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,935	9,179
Loans Individually Evaluated for Impairment, Allowance	249	656
Loans Collectively Evaluated for Impairment, Recorded Investment	1,290,725	1,119,790
Loans Collectively Evaluated for Impairment, Allowance	10,895	11,940
Commercial Real Estate:Other Construction and Land Development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	938	2,092
Loans Individually Evaluated for Impairment, Allowance	116	116
Loans Collectively Evaluated for Impairment, Recorded Investment	2,184,945	1,884,139
Loans Collectively Evaluated for Impairment, Allowance	18,037	15,007
Commercial Real Estate: Farmland and Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,208	3,509
Loans Collectively Evaluated for Impairment, Recorded Investment	1,895,539	1,946,389
Loans Collectively Evaluated for Impairment, Allowance	16,533	19,353
Commercial Real Estate: Multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	165	507
Loans Collectively Evaluated for Impairment, Recorded Investment	190,265	225,750
Loans Collectively Evaluated for Impairment, Allowance	1,786	1,808
Residential First Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	6,278	6,244
Loans Collectively Evaluated for Impairment, Recorded Investment	427,623	439,556
Loans Collectively Evaluated for Impairment, Allowance	3,762	3,467
Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	692	901
Loans Collectively Evaluated for Impairment, Recorded Investment	705,784	726,400
Loans Collectively Evaluated for Impairment, Allowance	7,535	7,719
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,195	1,175
Loans Collectively Evaluated for Impairment, Recorded Investment	46,605	45,141
Loans Collectively Evaluated for Impairment, Allowance	542	447
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	264	293
Loans Collectively Evaluated for Impairment, Recorded Investment	140,785	150,224
Loans Collectively Evaluated for Impairment, Allowance	$ 823	$ 871